Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 106	$ 114
Estimated annual amortization expense, 2023	91
Estimated annual amortization expense, 2024	77
Estimated annual amortization expense, 2025	57
Estimated annual amortization expense, 2026	50
Estimated annual amortization expense, 2027	$ 43